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Annual Report

March 31, 2002

CMA California
Municipal Money Fund


www.mlim.ml.com

TO OUR SHAREHOLDERS:

For the year ended March 31, 2002, CMA California Municipal Money Fund paid shareholders a net annualized yield of 1.61%.* As of March 31, 2002, the Fund's 7-day yield was 0.91%.

Economic Environment

During the six-month period ended March 31, 2002, US financial markets slowly recovered to exceed pre-September 11, 2001 levels. Economic data released in the first quarter of 2002 indicated that the bottom of the current business cycle appeared to have occurred during the fourth quarter of 2001. The domestic economy strengthened during the period and the recovery proved to be consumer driven. Interest rate-sensitive sectors, including housing and automobile sales, continued to perform especially well. A perceived improvement in economic conditions helped to push equity market levels higher while US Treasury prices, especially in the intermediate range of 2 years-10 years, moved lower. The Federal Reserve Board, which lowered short-term interest rates by an additional 125 basis points (1.25%) during the first half of the period, acknowledged the burgeoning recovery at its March 2002 meeting and shifted its stated bias from "conditions favoring weakness" to neutral. This was the Federal Reserve Board's first shift in bias since December 2000, setting the stage for near-term future interest rate increases as many investors view the current target level of the Federal Funds rate to be unsustainably accommodative.

Investment Strategy

In the short-term municipal market, yields on municipal notes, tax-exempt commercial paper and variable rate demand products all trended lower for a majority of the period. The additional Federal Reserve Board interest rate cuts, increased assets into tax-exempt money funds and attractive relative valuations when compared to taxable counterparts, all contributed to this drop in yields. However, by the end of the period, short-term municipal yields began to reverse direction as domestic growth appeared to strengthen and the near-term possibility of higher short-term interest rates increased.

During the six-month period ended March 31, 2002, we pursued a neutral investment strategy. The Fund's average portfolio maturity ranged from 45 days at the onset to 19 days by the end of the period. Two areas influenced our portfolio strategy and ultimately our average portfolio maturity. First, we experienced strong inflows that increased the Fund's assets by 13%. The short-term yield curve offered little incentive to purchase securities with longer effective maturities. For this reason, the majority of these inflows were satisfied with purchases of variable rate demand products with effective maturities of one day-seven days. Second, we continued to allocate approximately 20% of the Fund's assets to tax-exempt commercial paper. Early in the period, these securities were purchased with maturities ranging from 90 days to 120 days. We chose this range to secure attractive yields through the first quarter of 2002 in anticipation of the sharp decline in interest rates that occurred. As these holdings matured during the first quarter of 2002, we chose to modestly reduce our interest rate risk by repurchasing the holdings but with a shorter maturity horizon of 60 days-90 days. Finally, our portfolio strategy and asset allocation for the fiscal year ended March 31, 2002 provided shareholders with a well-diversified portfolio of high credit quality securities and a stable net asset value.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In the coming months, we anticipate a substantial increase in short-term municipal issuance, as state and local governments nationwide continue to struggle to meet budgetary tax revenue projections. Specific to California, the state has yet to achieve a satisfactory financial solution to the electric deregulation crisis that occurred in 2001. The state is seeking a reimbursement to its general fund of approximately $6 billion that was paid out on the behalf of the utility companies during the height of the crisis. If an agreement is not reached by June 2002, state and local municipalities will likely increase their dependence on short-term municipal issuance to satisfy their financial obligations. This increased supply, coupled with the possibility of the Federal Reserve Board raising short-term borrowing interest rates, could place further upward pressure on short-term yields. However, we believe the Fund is well positioned should market conditions present attractive opportunities to appropriately extend the average portfolio maturity.

In Conclusion

We thank you for your continued support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Vice President and Portfolio Manager


May 2, 2002

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002                      (IN THOUSANDS)

                 Face
State            Amount                              Issue                                      Value
-------------------------------------------------------------------------------------------------------
California--    $ 45,600   ABAG Finance Authority for Non-Profit Corporations,
96.2%                      California, Revenue Bonds (Jewish Community Center
                           Project), VRDN, 1.55% due 11/15/2031 (a).......................... $  45,600
                           ABN Amro Munitops Certificates Trust, VRDN (a):
                  10,412      Series 1998-17, 1.45% due 7/05/2006 (c)........................    10,412
                   5,000      Series 1998-25, 1.45% due 7/05/2006 (c)........................     5,000
                   5,373      Series 1999-7, 1.45% due 7/04/2007 (b).........................     5,373
                   9,500   Antioch, California, Unified School District, GO,
                           TRAN, 3.50% due 7/02/2002.........................................     9,520
                   9,000   Bay Area, California, Toll Bridge Authority Revenue
                           Bonds (San Francisco Bay Area), VRDN, Series B, 1.25%
                           due 4/01/2029 (a)(d)..............................................     9,000
                           California Educational Facilities Authority Revenue Bonds,
                           VRDN (a):
                  11,200      (Life Chiropractic College), 1.50% due 1/01/2025...............    11,200
                   4,000      (Pepperdine University), Series B, 1.45% due 11/01/2029........     4,000
                   3,800      (San Francisco Conservatory), 1.40% due 3/01/2025..............     3,800
                           California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
                           Series R (a)(d):
                  11,900      1.45% due 8/01/2023                                                11,900
                   2,000      1.45% due 8/01/2032                                                 2,000
                           California HFA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                  31,000      Series A, 1.46% due 2/01/2026..................................    31,000
                  12,500      Series A, 1.46% due 2/01/2035..................................    12,500
                  10,600      Series C, 1.40% due 2/01/2033..................................    10,600
                  25,000   California Health Facilities Financing Authority
                           Revenue Bonds, FLOATS, Series 591, 1.48% due
                           3/01/2014 (a)(b) .................................................    25,000
                   3,500   California Infrastructure and Economic Development
                           Bank Empowerment Revenue Bonds (Gold Coast Baking
                           Company Project), VRDN, AMT, 1.55% due 4/01/2012 (a) .............     3,500
                   7,400   California Infrastructure and Economic Development
                           Bank, Revenue Refunding Bonds (Independent System
                           Operation Corporation Project), VRDN, Series A,
                           1.55% due 4/01/2008 (a)(b) .......................................     7,400
                   5,600   California Pollution Control Financing Authority,
                           Environmental Improvement Revenue Bonds (Atlantic
                           Richfield Co. Project), VRDN, AMT, 1.50% due
                           12/01/2032 (a) ...................................................     5,600
                           California Pollution Control Financing Authority, PCR,
                           Refunding (Pacific Gas and Electric), VRDN (a):
                  87,600      AMT, Series B, 1.65% due 11/01/2026 ...........................    87,600
                  95,975      Series C, 1.65% due 11/01/2026 ................................    95,975
                  30,600      Series E, 1.65% due 11/01/2026 ................................    30,600
                  29,700      Series F, 1.65% due 11/01/2026 ................................    29,700
                  30,800   California Pollution Control Financing Authority,
                           Resource Recovery Revenue Bonds (Atlantic Richfield
                           Co. Project), VRDN, Series A, 1.50% due
                           12/01/2024 (a) ...................................................    30,800

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
CP          Commercial Paper
FLOATS      Floating Rate Securities
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
MERLOTS     Municipal Extendable Receipt Liquidity Option Tender
MSTR        Municipal Securities Trust Receipts
PCR         Pollution Control Revenue Bonds
RAN         Revenue Anticipation Notes
TRAN        Tax Revenue Anticipation Notes
VRDN        Variable Rate Demand Notes

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)          (IN THOUSANDS)

                 Face
State            Amount                              Issue                               Value
------------------------------------------------------------------------------------------------
California                 California Pollution Control Financing Authority,
(continued)                Solid Waste Disposal Revenue Bonds (Taormina
                           Industries Inc. Project), VRDN, AMT (a):
                $  4,965       1.60% due 8/01/2014 ...................................   $ 4,965
                   9,300       Series A, 1.60% due 8/01/2016 .........................     9,300
                  16,485       Series B, 1.60% due 8/01/2014 .........................    16,485
                   4,000   California Pollution Control Financing Authority,
                           Solid Waste Disposal Revenue Refunding Bonds (Waste
                           Management Project), VRDN, AMT, Series A, 1.45%
                           due 1/01/2022 (a) .........................................     4,000
                  65,000   California School Cash Reserve Program Authority
                           Revenue Bonds, Series A, 4% due 7/03/2002 (d) .............    65,225
                   2,595   California School Facilities Financing Corporation,
                           COP, Refunding (Capital Improvement Financing
                           Projects), VRDN, Series C, 1.35% due 7/01/2022 (a) ........     2,595
                           California State, CP:
                  10,750       1.40% due 4/02/2002 ...................................    10,750
                   8,400       1.25% due 4/08/2002 ...................................     8,400
                   8,700       1.15% due 4/09/2002 ...................................     8,700
                  18,660       1.45% due 4/29/2002 ...................................    18,660
                  10,000       1.30% due 5/06/2002 ...................................    10,000
                  15,900       1.30% due 5/07/2002 ...................................    15,900
                   3,700       1.25% due 5/08/2002 ...................................     3,700
                   7,000       1.30% due 5/08/2002 ...................................     7,000
                  23,600       1.30% due 5/09/2002 ...................................    23,600
                  25,000   California State Department of Water Resources,
                           Water Revenue Bonds, CP, Series 1, 1.30%
                           due 4/05/2002 .............................................    25,000
                           California State Department of Water Resources, Water
                           Revenue Bonds, FLOATS (a):
                  55,000       Series K-1, 1.55% due 11/01/2004 ......................    55,000
                  30,000       Series K-2, 1.55% due 11/01/2004 ......................    30,000
                   2,400   California State Economic Development Financing
                           Authority, IDR (Harvel Plastics Inc. Project), VRDN,
                           AMT, 1.65% due 3/01/2010 (a) ..............................     2,400
                           California State, GO, MSTR, VRDN (a):
                   8,555       Series SGA-7, 1.45% due 9/01/2018 (e) .................     8,555
                   9,600       Series SGA-39, 1.45% due 6/01/2014 (b) ................     9,600
                   9,340       Series SGA-40, 1.45% due 6/01/2013 (c) ................     9,340
                   9,370       Series SGA-72, 1.45% due 6/01/2017 (c) ................     9,370
                           California State, GO, Refunding, MSTR, VRDN (a):
                  29,300       Series SGA-119, 1.50% due 9/01/2028 (c) ...............    29,300
                  22,900       Series SGA-135, 1.50% due 12/01/2030 (d)(g) ...........    22,900
                  28,000       Series SGA-136, 1.50% due 12/01/2030 (g) ..............    28,000
                   9,220   California State, MERLOTS, Series A-17, 1.53%
                           due 11/01/2018 (a) ........................................     9,220
                           California State, RAN:
                  62,000       3.25% due 6/28/2002 ...................................    62,176
                  68,000       Series B, 1.65% due 6/28/2002 .........................    68,001
                           California Statewide Communities Development Authority,
                           M/F Housing Revenue Bonds, VRDN (a):
                  10,000       (Canyon Creek Apartments), AMT, Series C, 1.45%
                               due 6/15/2025 (f) .....................................    10,000
                   3,660       (Greenback Manor Apartments), AMT, Series A,
                               1.45% due 2/01/2028 ...................................     3,660
                   4,200       (Kimberly Woods), AMT, Series B, 1.45% due
                               6/15/2025 (f) .........................................     4,200
                  10,000       (More Than Shelter), Series A, 1.40% due
                               1/15/2031 .............................................    10,000
                   7,000   California Statewide Communities Development
                           Authority Revenue Bonds (Fremont-Rideout), VRDN,
                           Series A, 1.35% due 1/01/2031 (a)(d) ......................     7,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)          (IN THOUSANDS)

                 Face
State            Amount                              Issue                               Value
------------------------------------------------------------------------------------------------
California       $66,740   California Transit Finance Authority Revenue Bonds,
(continued)                VRDN, 1.40% due 10/01/2027 (a)(e) ......................... $  66,740
                           Clipper Tax Exempt, COP, VRDN, AMT, Series 98-9 (a):
                   5,255       1.53% due 6/01/2002 ...................................     5,255
                     689       1.53% due 7/12/2003 ...................................       689
                  15,950       1.53% due 9/01/2004 ...................................    15,950
                  17,000   Contra Costa, California, Water District, CP, Series
                           A, 1.35% due 6/10/2002 ....................................    17,000
                  15,525   Contra Costa, California, Water District Revenue
                           Bonds, MSTR, VRDN, Series SGA 24, 1.45% due
                           10/01/2019 (a)(b) .........................................    15,525
                   5,800   Dublin, California, M/F Housing Authority Revenue
                           Bonds (Park Sierra), VRDN, AMT, Series A, 1.40%
                           due 6/01/2028 (a) .........................................     5,800
                           Eagle Tax-Exempt Trust, California, GO, VRDN,
                           Class A (a):
                  29,700       Series 2000-0501, 1.48% due 10/01/2028 ................    29,700
                  23,905       Series 2000-0507, 1.48% due 10/01/2026 ................    23,905
                  16,355   Eagle Tax-Exempt Trust, California, HFA, Mortgage
                           Revenue Bonds, VRDN, Series F-C7, 1.43% due
                           8/01/2023 (a)(b) ..........................................    16,355
                  30,000   East Bay, California, Municipal Utility District,
                           Water System Revenue Refunding Bonds, VRDN,
                           Sub-Series B, 1.375% due 6/01/2025 (a)(e) .................    30,000
                  19,920   Eastern Municipal Water District, California, Water
                           and Sewer Revenue Refunding Bonds, COP, VRDN, Series
                           B, 1.60% due 7/01/2020 (a)(c) .............................    19,920
                   8,900   Elsinore Valley, California, Municipal Water
                           District, COP, VRDN, Series A, 1.60% due
                           7/01/2029 (a)(c) ..........................................     8,900
                   4,685   Fresno, California, Water System Revenue Refunding
                           Bonds, MSTR, VRDN, Series SGA 76, 1.45% due
                           6/01/2024 (a)(c) ..........................................     4,685
                  15,000   Fresno County, California, GO, TRAN, 3.50% due
                           7/01/2002 .................................................    15,033
                  17,000   Glendale, California, Hospital Revenue Refunding
                           Bonds, FLOATS, Series 590, 1.48% due 3/01/2014 (a)(b) .....    17,000
                  10,000   Golden Empire, California, Schools Financing
                           Authority, Lease Revenue Bonds (Kern High School
                           District Projects), VRDN, 1.35% due 8/01/2031 (a) .........    10,000
                   6,620   Highland, California, Redevelopment Agency, M/F
                           Housing Revenue Bonds (Jeffrey Court Senior
                           Apartments), VRDN, AMT, 1.45% due 3/01/2028 (a) ...........     6,620
                   2,900   Irvine, California, Improvement Bond Act of 1915
                           Revenue Bonds (Assessment District Number 97-16),
                           VRDN, 1.35% due 9/02/2022 (a) .............................     2,900
                   2,000   Kern County, California, Superintendent of Schools,
                           COP, VRDN, Series A, 1.35% due 12/01/2021 (a) .............     2,000
                  19,430   Loma Linda, California, M/F Housing Revenue
                           Refunding Bonds (Loma Linda Springs), VRDN, AMT,
                           1.42% due 12/15/2031 (a) ..................................    19,430
                           Long Beach, California, Harbor Revenue Bonds, CP,
                           AMT, Series A:
                  51,250       1.20% due 6/06/2002 ...................................    51,250
                   3,000       1.30% due 6/12/2002 ...................................     3,000
                  48,700   Long Beach, California, Unified School District,
                           COP, Refunding (Capital Improvement Refining Project),
                           VRDN, 1.45% due 6/01/2024 (a)(d) ..........................    48,700
                  14,740   Los Angeles, California, Community Redevelopment
                           Agency, M/F Housing Revenue Bonds (Rowan Lofts
                           Project), VRDN, AMT, Series A, 1.45% due
                           12/01/2034 (a) ............................................    14,740
                   3,000   Los Angeles, California, Department of Airports,
                           Airport Municipal Trust Revenue Bonds, FLOATS,
                           Series SG 61, 1.47% due 5/15/2020 (a)(c) ..................     3,000
                           Los Angeles, California, Department of Water and
                           Power, CP:
                  30,000       1.60% due 6/03/2002 ...................................    30,000
                  25,000       1.50% due 8/12/2002 ...................................    25,000
                  38,200   Los Angeles, California, Department of Water and
                           Power, Electric Plant Revenue Bonds, CP, 1.25%
                           due 4/04/2002 .............................................    38,200

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)          (IN THOUSANDS)

                 Face
State            Amount                              Issue                               Value
------------------------------------------------------------------------------------------------
California                 Los Angeles, California, Department of Water
(continued)                and Power, Electric Plant Revenue Refunding Bonds,
                           MSTR, VRDN (a):
                $  4,075       Series SGA 4, 1.45% due 11/15/2019 (c) ................  $  4,075
                   4,005       Series SGA 6, 1.45% due 11/15/2019 (b) ................     4,005
                  45,600   Los Angeles, California, Department of Water and
                           Power, Waterworks Revenue Refunding Bonds, VRDN,
                           Sub-Series B-4, 1.375% due 7/01/2035 (a) ..................    45,600
                   5,000   Los Angeles, California, Harbor Department Revenue
                           Bonds, FLOATS, Series SG-59, 1.47% due 8/01/2026 (a)(b) ...     5,000
                  14,000   Los Angeles, California, Wastewater System Revenue
                           Refunding Bonds, VRDN, Sub-Series B, 1.88% due
                           12/01/2031 (a)(c) .........................................    14,000
                  22,630   Los Angeles County, California, Capital Asset Leasing
                           Corporation, Lease Revenue Bonds, CP, 1.20% due
                           6/03/2002 .................................................    22,630
                  30,000   Los Angeles County, California, GO, TRAN, 3.75% due
                           6/28/2002 .................................................    30,083
                  13,100   Los Angeles County, California, Housing Authority,
                           M/F Housing Revenue Bonds (Park Sierra), VRDN,
                           Series A, 1.45% due 9/01/2030 (a) .........................    13,100
                  12,999   Los Angeles County, California, Housing Authority,
                           M/F Housing Revenue Refunding Bonds (Malibu Meadows
                           II), VRDN, Series C, 1.35% due 4/15/2028 (a)(f) ...........    12,999
                           Los Angeles County, California, Metropolitan
                           Transportation Authority, Revenue Refunding Bonds,
                           MSTR, VRDN (a)(e):
                  58,975       Series SGB 1, 1.43% due 7/01/2025 .....................    58,975
                  40,850       Series SGB 2, 1.43% due 7/01/2021 .....................    40,850
                           Los Angeles County, California, Metropolitan
                           Transportation Authority, Sales Tax Revenue Bonds,
                           FLOATS (a):
                   6,000       Series SG-46, 1.41% due 7/01/2017 (d) .................     6,000
                  20,000       Series SG-55, 1.41% due 7/01/2018 (b) .................    20,000
                  26,000   Los Angeles County, California, Schools Pooled
                           Financing Program, GO (Pooled Transit), Series A,
                           3.50% due 7/01/2002 (e) ...................................    26,054
                           Metropolitan Water District of Southern California,
                           Revenue Refunding Bonds, VRDN (a):
                  25,000       Series B-1, 1.375% due 7/01/2020 ......................    25,000
                  26,200       Series B-2, 1.375% due 7/01/2020 ......................    26,200
                  14,900   Metropolitan Water District of Southern California,
                           Waterworks Revenue Refunding Bonds, VRDN, Series B-4,
                           1.25% due 7/01/2035 (a) ...................................    14,900
                   7,435   Monrovia, California, Unified School District, GO,
                           MSTR, VRDN, Series SGA 70, 1.45% due 8/01/2022 (a)(b) .....     7,435
                           Municipal Securities Trust Certificates, California,
                           GO, VRDN (a)(c):
                  24,550       Series 2000-97, Class A, 1.45% due 9/01/2016 ..........    24,550
                  20,860       Series 2001-118, Class A, 1.50% due 3/03/2009 .........    20,860
                   6,380   National City, California, Community Development
                           Commission, Tax Allocation Revenue Bonds
                           (Redevelopment Project), VRDN, Series B, 1.50% due
                           8/01/2025 (a) .............................................     6,380
                           Newport Beach, California, Revenue Bonds (Hoag
                           Memorial Presbyterian Hospital), VRDN, Series A (a):
                  12,500       1.45% due 12/01/2029 ..................................    12,500
                  25,000       Series B, 1.45% due 12/01/2029 ........................    25,000
                  20,000       Series C, 1.45% due 12/01/2029 ........................    20,000
                  13,570   Port Oakland, California, Port Revenue Bonds, MSTR,
                           VRDN, Series SG 112, 1.46% due 11/01/2025 (a)(b) ..........    13,570
                   3,150   Redlands, California, M/F Housing Revenue Bonds
                           (Orange Village Apartments Project), VRDN, AMT,
                           Series A, 1.40% due 8/01/2018 (a) .........................     3,150
                  12,500   Sacramento, California, Housing Authority, M/F
                           Housing Revenue Bonds (Greenfair Apartments), VRDN,
                           AMT, Series G, 1.55% due 12/01/2030 (a) ...................    12,500

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)          (IN THOUSANDS)

                 Face
State            Amount                              Issue                               Value
------------------------------------------------------------------------------------------------
California       $35,000   Sacramento, California, Municipal Utility District,
(concluded)                Electric Revenue Bonds,CP, 1.20% due 4/04/2002 ............ $  35,000
                   5,760   Sacramento, California, Municipal Utility District,
                           Electric Revenue Bonds, MSTR, VRDN, Series SGB 4,
                           1.43% due 8/15/2021 (a)(d) ................................     5,760
                   9,400   Sacramento, California, Municipal Utility District,
                           Electric Revenue Refunding Bonds, MSTR, VRDN, Series
                           SGA 5, 1.45% due 11/15/2006 (a)(e) ........................     9,400
                  10,000   San Bernardino County, California, COP, Refunding
                           (Medical Center Financing Project), VRDN, 1.49% due
                           8/01/2026 (a)(b) ..........................................    10,000
                   7,000   San Diego, California, Sewer Revenue Bonds, FLOATS,
                           Series SG 14, 1.41% due 5/15/2020 (a)(d) ..................     7,000
                           San Diego, California, Unified Port District, CP:
                  10,801       1.20% due 4/02/2002 ...................................    10,801
                  21,134       1.25% due 4/02/2002 ...................................    21,134
                   1,000       1.40% due 4/02/2002 ...................................     1,000
                           San Francisco, California, City and County Airport
                           Commission, International Airport Revenue Bonds,
                           MSTR, VRDN (a):
                   7,705       AMT, Series SGA-56, 1.45% due 5/01/2026 (b) ...........     7,705
                  28,005       Series SG-115, 1.48% due 5/01/2020 (c) ................    28,005
                  16,555       Series SG-116, 1.48% due 5/01/2026 (b) ................    16,555
                  10,000   San Francisco, California, City and County Finance
                           Corporation, Lease Revenue Bonds (Moscone Center
                           Expansion Project), VRDN, Series 3, 1.40% due
                           4/01/2030 (a)(d) ..........................................    10,000
                  25,000   San Jose, California, M/F Housing Revenue Bonds
                           (Siena Renaissance Square Apartments), VRDN, 1.45%
                           due 12/01/2029 (a) ........................................    25,000
                   7,200   San Leandro, California, Unified School District,
                           GO, TRAN, 3.50% due 7/02/2002 .............................     7,215
                   9,935   Santa Clara, California, Electric Revenue Refunding
                           Bonds, MSTR, VRDN, Series SGA-75, 1.45% due 7/01/2027
                           (a)(d) ....................................................     9,935
                  25,000   Santa Cruz County, California, Board of Education,
                           GO, TRAN, 3.25% due 7/02/2002 .............................    25,040
                   8,315   Santa Cruz County, California, Public Financing
                           Authority Revenue Bonds, MSTR, VRDN, Series SG-23,
                           1.41% due 9/01/2023 (a)(b) ................................     8,315
                   5,225   Santa Rosa, California, M/F Housing Revenue Bonds
                           (Oak Creek Apartments Project), VRDN, Series A,
                           1.50% due 6/01/2018 (a) ...................................     5,225
                   3,370   Shafter, California, IDA, IDR (Building Materials
                           Manufacturing Corporation Project), VRDN, AMT, 1.45%
                           due 6/01/2029 (a) .........................................     3,370
                  12,000   Simi Valley, California, M/F Housing Revenue Bonds
                           (Shadowridge Apartments), VRDN, 1.45% due
                           9/01/2019 (a) .............................................    12,000
                  30,000   South Coast, California, Local Education Agencies,
                           GO, TRAN, 3.25% due 6/28/2002 .............................    30,044
                  32,970   Southern California Public Power Authority, Power
                           Project Revenue Refunding Bonds (Palo Verde Project),
                           VRDN, Series B, 1.25% due 7/01/2009 (a)(d) ................    32,970
                           Southern California Public Power Authority,
                           Transmission Project Revenue Refunding Bonds
                           (Southern Transmission), VRDN (a):
                  67,435       1.25% due 7/01/2019 (d) ...............................    67,435
                  38,700       Series A, 1.60% due 7/01/2021 (e) .....................    38,700
                  13,800   Upland, California, Apartment Development Revenue
                           Refunding Bonds (Mountain Springs--Issue A), VRDN,
                           1.35% due 11/15/2028 (a)(f) ...............................    13,800
                   7,555   Watereuse Finance Authority, California, Revenue
                           Bonds, VRDN, 5% due 5/01/2028 (a)(e) ......................     7,555

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONCLUDED)          (IN THOUSANDS)

                 Face
                 Amount                              Issue                               Value
------------------------------------------------------------------------------------------------
Puerto Rico--              Government Development Bank of Puerto Rico, CP:
3.6%             $10,000       1.30% due 4/08/2002 .................................  $   10,000
                   5,246       1.40% due 4/12/2002 .................................       5,246
                   7,900       1.25% due 5/08/2002 .................................       7,900
                   3,300       1.35% due 5/08/2002 .................................       3,300
                  16,559       1.25% due 5/20/2002 .................................      16,559
                  13,900       1.25% due 6/12/2002 .................................      13,900
                   4,000   Puerto Rico Commonwealth, FLOATS, Series PMD-8,
                           1.48% due 7/01/2026 (a)(b) ..............................       4,000
                  11,420   Puerto Rico Commonwealth, GO, Refunding, FLOATS,
                           Series 312, 1.43% due 7/01/2020 (a)(e) ..................      11,420
                   3,450   Puerto Rico Commonwealth, Highway and Transportation
                           Authority, Transportation Revenue Bonds, FLOATS,
                           Series PMD-9, 1.48% due 7/01/2026 (a)(e) ................       3,450
                           Puerto Rico Electric Power Authority, Power Revenue
                           Bonds, MSTR, VRDN (a)(b):
                  12,700       Series SGA-43, 1.42% due 7/01/2022 ..................      12,700
                   8,635       Series SGA-44, 1.42% due 7/01/2023 ..................       8,635
------------------------------------------------------------------------------------------------
                           Total Investments (Cost--$2,709,869*)--99.8% ............   2,709,869

                           Other Assets Less Liabilities--0.2% .....................       5,017
                                                                                      ----------
                           Net Assets--100.0% ......................................  $2,714,886
                                                                                      ==========
------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
(g)   XL Capital Insured.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2002

Assets:
Investments, at value (identified cost--$2,709,868,606) ...............                $ 2,709,868,606
Cash ..................................................................                      2,952,130
Interest receivable ...................................................                     11,277,309
Prepaid registration fees .............................................                         22,440
                                                                                       ---------------
Total assets ..........................................................                  2,724,120,485
                                                                                       ---------------
Liabilities:
Payables:
  Beneficial interest redeemed ........................................   $4,810,287
  Securities purchased ................................................    2,902,614
  Investment adviser ..................................................      860,618
  Distributor .........................................................      495,349
  Dividends to shareholders ...........................................          606         9,069,474
                                                                          ----------
Accrued expenses and other liabilities ................................                        165,120
                                                                                       ---------------
Total liabilities .....................................................                      9,234,594
                                                                                       ---------------
Net Assets ............................................................                $ 2,714,885,891
                                                                                       ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized .....................................................                $   271,552,223
Paid-in capital in excess of par ......................................                  2,443,968,342
Accumulated realized capital losses--net ..............................                       (634,674)
                                                                                       ---------------
Net Assets--Equivalent to $1.00 per share based on 2,715,522,225 shares
of beneficial interest outstanding ....................................                $ 2,714,885,891
                                                                                       ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2002

Investment Income:
Interest and amortization of premium earned ........                 $54,323,278
Expenses:
Investment advisory fees ...........................   $10,330,526
Distribution fees ..................................     3,146,690
Accounting services ................................       340,593
Transfer agent fees ................................       230,360
Custodian fees .....................................       101,626
Registration fees ..................................        80,193
Professional fees ..................................        72,199
Printing and shareholder reports ...................        48,595
Pricing fees .......................................        19,352
Trustees' fees and expenses ........................        16,515
Other ..............................................        28,660
                                                       -----------
Total expenses .....................................                  14,415,309
                                                                     -----------
Investment income--net .............................                  39,907,969
Realized Gain on Investments--Net ..................                      76,139
                                                                     -----------
Net Increase in Net Assets Resulting from Operations                 $39,984,108
                                                                     ===========

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         For the Year Ended March 31,
                                                                       ---------------------------------
Increase (Decrease) in Net Assets:                                          2002               2001
--------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ............................................   $    39,907,969    $    70,225,407
Realized gain (loss) on investments--net ..........................            76,139           (181,614)
                                                                      ---------------    ---------------
Net increase in net assets resulting from operations ..............        39,984,108         70,043,793
                                                                      ---------------    ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net .............       (39,907,969)       (70,225,407)
                                                                      ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ..................................     8,569,967,674      8,950,461,133
Value of shares issued to shareholders in reinvestment of dividends        39,898,428         70,235,396
                                                                      ---------------    ---------------
                                                                        8,609,866,102      9,020,696,529
Cost of shares redeemed ...........................................    (8,324,230,757)    (8,903,494,977)
                                                                      ---------------    ---------------
Net increase in net assets derived from beneficial
interest transactions .............................................       285,635,345        117,201,552
                                                                      ---------------    ---------------
Net Assets:
Total increase in net assets ......................................       285,711,484        117,019,938
Beginning of year .................................................     2,429,174,407      2,312,154,469
                                                                      ---------------    ---------------
End of year .......................................................   $ 2,714,885,891    $ 2,429,174,407
                                                                      ===============    ===============


See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS


The following per share data and ratios
have been derived from information
provided in the financial statements.                                For the Year Ended March 31,
                                               ----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:           2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year .........   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                               ----------     ----------     ----------     ----------     ----------
Investment income--net .....................          .02            .03            .03            .03            .03
Realized gain (loss) on investments--net ...           --+            --+            --+            --+            --+
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations ...........          .02            .03            .03            .03            .03
                                               ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net..         (.02)          (.03)          (.03)          (.03)          (.03)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ...............   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                               ==========     ==========     ==========     ==========     ==========
Total Investment Return ....................        1.61%          3.02%          2.59%          2.68%          3.06%
                                               ==========     ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses ...................................         .57%           .58%           .58%           .58%           .59%
                                               ==========     ==========     ==========     ==========     ==========
Investment income--net .....................        1.58%          2.98%          2.56%          2.63%          3.00%
                                               ==========     ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of year (in thousands) .....   $2,714,886     $2,429,174     $2,312,154     $2,270,864     $2,005,663
                                               ==========     ==========     ==========     ==========     ==========

+ Amount is less than $.01 per share.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of nonresident alien tax withheld and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $1 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2002, the Fund reimbursed FAM $35,426 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31 2002 and March 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                                 3/31/2002            3/31/2001
--------------------------------------------------------------------------------
Distributions
paid from:
  Tax-exempt
income ............................             $39,907,969          $70,225,407
                                                -----------          -----------
Total distributions ...............             $39,907,969          $70,225,407
                                                ===========          ===========
--------------------------------------------------------------------------------

As of March 31, 2002, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

At March 31, 2002, the Fund had a net capital loss carryforward of approximately $635,000, of which $411,000 expires in 2003, $42,000 expires in 2006 and
$182,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

CMA CALIFORNIA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 3, 2002

CMA CALIFORNIA MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2002 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                                  Number of
                                                                                                  Portfolios          Other
                                                                                                    in Fund          Director-
                         Position(s)   Length                                                       Complex           ships
                           Held        of Time                                                    Overseen by        Held by
Name, Address & Age      with Fund     Served    Principal Occupation(s) During Past 5 Years        Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
====================================================================================================================================
Terry K. Glenn*           President  1999 to    Chairman, Americas Region since 2001, and           127 Funds          None
800 Scudders Mill Road    and        Present    Executive Vice President since 1983 of Fund      184 Portfolios
Plainsboro, NJ 08536      Trustee               Asset Management, L.P. ("FAM") and Merrill
Age: 61                                         Lynch Investment Managers, L.P. ("MLIM");
                                                President of Merrill Lynch Mutual Funds since
                                                1999; President of FAM Distributors, Inc. ("FAMD")
                                                since 1986 and Director thereof since 1991;
                                                Executive Vice President and Director of Princeton
                                                Services, Inc. ("Princeton Services") since 1993;
                                                President of Princeton Administrators, L.P. since
                                                1988; Director of Financial Data Services,
                                                Inc., since 1985.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Trustee's term is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.


                                                                                                  Number of
                                                                                                  Portfolios          Other
                                                                                                    in Fund          Director-
                         Position(s)   Length                                                       Complex           ships
                           Held        of Time                                                    Overseen by        Held by
Name, Address & Age      with Fund     Served*    Principal Occupation(s) During Past 5 Years       Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
====================================================================================================================================
Ronald W. Forbes          Trustee      1977 to    Professor Emeritus of Finance, School of          46 Funds          None
1400 Washington Avenue                 present    Business, State University of New York at      55 Portfolios
Albany, NY 12222                                  Albany since 2000; and Professor thereof from
Age: 61                                           1989 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery     Trustee      1995 to    Professor, Harvard Business School since 1989.    46 Funds          Unum-
Harvard Business School                present                                                   55 Portfolios        Provident
Soldiers Field Road                                                                                                   Corporation
Boston, MA 02163                                                                                                      and Newell
Age: 49                                                                                                               Rubbermaid
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly         Trustee      1990 to    Self-employed financial consultant since 1990.    46 Funds          None
9 Hampton Harbor Road                  present                                                   55 Portfolios
Hampton Bays, NY 11946
Age: 70
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan             Trustee      1992 to    Founder and currently Director Emeritus of        46 Funds          Charter
127 Commonwealth Avenue                present    The Boston University Center for the           55 Portfolios        Education
Chestnut Hill, MA 02467                           Advancement of Ethics and Character and                             Partnership
Age: 69                                           Director thereof from 1989 to 1999; Professor                       and the
                                                  from 1982 to 1999 at Boston University.                             Council for
                                                                                                                      Ethical and
                                                                                                                      Spiritual
                                                                                                                      Education.
------------------------------------------------------------------------------------------------------------------------------------

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                                  Number of
                                                                                                  Portfolios          Other
                                                                                                    in Fund          Director-
                         Position(s)   Length                                                       Complex           ships
                           Held        of Time                                                    Overseen by        Held by
Name, Address & Age      with Fund     Served*   Principal Occupation(s) During Past 5 Years        Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
====================================================================================================================================
Roscoe S. Suddarth       Trustee      2000 to    Former President, Middle East Institute           46 Funds          None
7403 MacKenzie Court                  present    from 1995 to 2001.                              55 Portfolios
Bethesda, MD 20817
Age: 66
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West          Trustee      1978 to    Professor of Finance since 1984, and              46 Funds          Bowne & Co.,
Box 604                               present    currently Dean Emeritus of New York             55 Portfolios       Inc.; Vornado
Genoa, NV 89411                                  University Leonard N. Stern School of                               Realty Trust;
Age: 64                                          Business Administration.                                            and Alex-
                                                                                                                     ander's, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg        Trustee      1994 to    Self-employed financial consultant since          46 Funds          None
5 Hardwell Road                       present    1994.                                           55 Portfolios
Short Hills, NJ
07078-2117
Age: 67
------------------------------------------------------------------------------------------------------------------------------------

*  The Trustee's term is unlimited.

                         Position(s)   Length
                           Held        of Time
Name, Address & Age      with Fund     Served*   Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
====================================================================================================================================
Donald C. Burke            Vice        1993 to   First Vice President of FAM and MLIM since 1997 and the Treasurer thereof
P.O. Box 9011              President   present   since 1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton, NJ 08543-9011   and         and       Vice President of FAMD since 1999; Vice President of FAM and MLIM
Age: 41                    Treasurer   1999 to   from 1990 to 1997; Director of Taxation of MLIM since 1990.
                                       present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Jacob           Senior      1989 to   First Vice President of the Adviser and MLIM since 1984.
P.O. Box 9011              Vice        present
Princeton, NJ 08543-9011   President
Age: 50
------------------------------------------------------------------------------------------------------------------------------------
John M. Loffredo           Senior      2001 to   First Vice President of MLIM since 1997; Vice President of MLIM from
P.O. Box 9011              Vice        present   1991 to 1997.
Princeton, NJ 08543-9011   President
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lewis            Vice        2001 to    Vice President of MLIM since 1998; Assistant Vice President of MLIM from
P.O. Box 9011              President   present    1995 to 1998.
Princeton, NJ 08543-9011   and
Age: 37                    Portfolio
                           Manager
------------------------------------------------------------------------------------------------------------------------------------

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)


                         Position(s)   Length
                           Held        of Time
Name, Address & Age      with Fund     Served*    Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers (concluded)
====================================================================================================================================
Phillip S. Gillespie       Secretary   2001 to   First Vice President of MLIM since 2001; Director of MLIM from 1999 to 2000;
P.O. Box 9011                          present   Vice President of MLIM in 1999; Attorney associated with the Manager and
Princeton, NJ 08543-9011                         FAM from 1998 to 1999; Assistant General Counsel LGT Asset Management,
Age: 38                                          Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of
                                                 Investment Management and the Office of General Counsel at the U.S.
                                                 Securities and Exchange Commission from 1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

* Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian                                     Transfer Agent                          + For inquiries regarding
State Street Bank and Trust Company           Financial Data Services, Inc.             your CMA account, call
P.O. Box 1713                                 4800 Deer Lake Drive East                 800-CMA-INFO or
Boston, MA 02101                              Jacksonville, FL 32246-6484               800-262-4636.
                                              800-221-7210+

Vincent R. Giordano, Senior Vice President of CMA California Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Giordano well in his retirement.

[LOGO] Merrill Lynch  Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California
Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011

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